Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett

Mid Cap Stock Fund

For the period ended September 30, 2021

Schedule of Investments (unaudited)

September 30, 2021

Investments	Shares		Fair Value (000)
LONG-TERM INVESTMENTS 99.49%

COMMON STOCKS 99.49%

Aerospace & Defense 1.59%
Curtiss-Wright Corp.		180,200	$22,738

Airlines 1.09%
Delta Air Lines, Inc.*		366,130	15,601

Auto Components 1.34%
Lear Corp.		122,660	19,194

Automobiles 1.19%
Harley-Davidson, Inc.		465,740	17,051

Banks 6.49%
CIT Group, Inc.		525,590	27,304
Citizens Financial Group, Inc.		421,520	19,803
East West Bancorp, Inc.		353,740	27,429
SVB Financial Group*		28,360	18,346
Total			92,882

Beverages 1.20%
Carlsberg A/S Class B(a)	DKK	105,690	17,242

Biotechnology 1.46%
Horizon Therapeutics plc*		190,230	20,838

Building Products 3.15%
Carlisle Cos., Inc.		104,960	20,865
Masco Corp.		436,560	24,251
Total			45,116

Capital Markets 5.01%
Ameriprise Financial, Inc.		117,590	31,058
Cboe Global Markets, Inc.		117,210	14,517
KKR & Co., Inc.		429,140	26,126
Total			71,701

Chemicals 4.16%
Axalta Coating Systems Ltd.*		690,060	20,143
Corteva, Inc.		337,240	14,191
Valvoline, Inc.		810,100	25,259
Total			59,593
Investments	Shares	Fair Value (000)
Communications Equipment 1.57%
F5 Networks, Inc.*	113,350	$22,532

Construction & Engineering 1.66%
EMCOR Group, Inc.	205,640	23,727

Construction Materials 0.87%
Eagle Materials, Inc.	95,190	12,485

Consumer Finance 1.72%
Discover Financial Services	200,780	24,666

Diversified Financial Services 1.53%
Equitable Holdings, Inc.	738,390	21,886

Electric: Utilities 3.81%
Entergy Corp.	185,680	18,440
NRG Energy, Inc.	574,220	23,445
Pinnacle West Capital Corp.	175,130	12,673
Total		54,558

Electrical Equipment 1.65%
Hubbell, Inc.	130,600	23,595

Electronic Equipment, Instruments & Components 1.29%
Avnet, Inc.	500,910	18,519

Energy Equipment & Services 0.88%
NOV, Inc.*	962,090	12,613

Equity Real Estate Investment Trusts 7.77%
Alexandria Real Estate Equities, Inc.	101,780	19,447
Camden Property Trust	160,190	23,623
CoreSite Realty Corp.	110,480	15,306
Duke Realty Corp.	396,120	18,963
Host Hotels & Resorts, Inc.*	929,830	15,184
Kimco Realty Corp.	899,285	18,660
Total		111,183

Food & Staples Retailing 1.61%
BJ’s Wholesale Club
Holdings, Inc.*	418,750	22,998

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 1.68%
Zimmer Biomet Holdings, Inc.	164,540	$24,082

Health Care Providers & Services 4.24%
AmerisourceBergen Corp.	183,990	21,977
Molina Healthcare, Inc.*	74,390	20,183
Quest Diagnostics, Inc.	127,370	18,508
Total		60,668

Health Care Technology 1.37%
Cerner Corp.	278,740	19,657

Hotels, Restaurants & Leisure 2.85%
Caesars Entertainment, Inc.*	240,810	27,038
Domino’s Pizza, Inc.	28,720	13,698
Total		40,736

Household Durables 1.34%
Leggett & Platt, Inc.	426,170	19,109

Household Products 1.55%
Spectrum Brands Holdings, Inc.	231,393	22,137

Information Technology Services 2.97%
Euronet Worldwide, Inc.*	183,120	23,307
Sabre Corp.*	1,625,650	19,248
Total		42,555

Insurance 5.95%
American Financial Group, Inc. OH	164,300	20,674
Arch Capital Group Ltd.*	552,000	21,075
Fidelity National Financial, Inc.	480,910	21,804
Hartford Financial Services Group, Inc. (The)	306,640	21,542
Total		85,095

Machinery 5.17%
Allison Transmission Holdings, Inc.	402,050	14,201
Crane Co.	232,160	22,011
Investments	Shares	Fair Value (000)
Machinery (continued)
Cummins, Inc.	74,240	$16,671
Westinghouse Air Brake Technologies Corp.	245,320	21,149
Total		74,032

Media 1.94%
Discovery, Inc. Class A*(b)	525,840	13,346
Nexstar Media Group, Inc. Class A	94,810	14,407
Total		27,753

Metals & Mining 1.19%
Reliance Steel & Aluminum Co.	119,180	16,973

Multi-Utilities 1.45%
CMS Energy Corp.	348,440	20,812

Oil, Gas & Consumable Fuels 5.17%
Chesapeake Energy Corp.	238,810	14,708
Marathon Petroleum Corp.	268,200	16,578
ONEOK, Inc.	251,610	14,591
Pioneer Natural Resources Co.	169,090	28,155
Total		74,032

Pharmaceuticals 1.69%
Organon & Co.	736,650	24,155

Real Estate Management & Development 0.79%
Realogy Holdings Corp.*	641,230	11,247

Semiconductors & Semiconductor Equipment 2.18%
Brooks Automation, Inc.	138,800	14,206
Teradyne, Inc.	155,680	16,996
Total		31,202

Specialty Retail 3.16%
Burlington Stores, Inc.*	73,680	20,894
Williams-Sonoma, Inc.	137,300	24,347
Total		45,241

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

September 30, 2021

Investments	Shares	Fair Value (000)
Technology Hardware, Storage & Peripherals 2.05%
NetApp, Inc.	326,560	$29,312

Trading Companies & Distributors 1.71%
AerCap Holdings NV (Ireland)*(c)	424,480	24,539

Total Common Stocks (cost $1,167,082,088)		1,424,055

	Principal Amount (000)

SHORT-TERM INVESTMENTS 1.53%

Repurchase Agreements 0.58%
Repurchase Agreement dated 9/30/2021, 0.00% due 10/1/2021 with Fixed Income Clearing Corp. collateralized by $8,555,700 of U.S. Treasury Note at 1.250% 9/30/2028; value: $8,511,587; proceeds: $8,344,686 (cost $8,344,686)	$8,345	8,345
Investments	Shares	Fair Value (000)
Money Market Funds 0.85%
Fidelity Government Portfolio(d) (cost $12,181,595)	12,181,595	$12,182

Time Deposits 0.10%
CitiBank N.A.(d) (cost $1,353,511)	1,353,511	1,353
Total Short-Term Investments (cost $21,879,792)		21,880
Total Investments in Securities 101.02% (cost $1,188,961,880)		1,445,935
Other Assets and Liabilities – Net (1.02)%		(14,656)
Net Assets 100.00%		$1,431,279

DKK	Danish Krone.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
(c)	Foreign security traded in U.S. dollars.
(d)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Common Stocks
Beverages	$—	$17,242	$—	$17,242
Remaining Industries	1,406,813	—	—	1,406,813
Short-Term Investments
Repurchase Agreements	—	8,345	—	8,345
Money Market Funds	12,182	—	—	12,182
Time Deposits	—	1,353	—	1,353
Total	$1,418,995	$26,940	$—	$1,445,935

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	3

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Mid Cap Stock Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund's Board of Directors (the “Board”), Lord Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the

Notes to Schedule of Investments (unaudited)(concluded)

inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund's investments as of September 30, 2021 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund's Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. (the “agent”) for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund has may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund has or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

As of September 30, 2021, the market value of securities loaned and collateral received for the Fund was as follows:

Market Value of Securities Loaned	Collateral Received
13,212,346	13,535,106

QPHR-MIDCAP-3Q

(9/21)